Condensed Consolidated Statements of Changes in Stockholders’ Deficit (Unaudited) - USD ($)	Common stock	Additional paid-in capital	Accumulated deficit EVOLUTION METALS LLC	Accumulated deficit	Member Units EVOLUTION METALS LLC	Convertible Preferred Units EVOLUTION METALS LLC	Subscription Receivable EVOLUTION METALS LLC	EVOLUTION METALS LLC	Total
Balance at Dec. 31, 2022	$ 228			$ (5,939,864)					$ (5,939,636)
Balance (in Shares) at Dec. 31, 2022	2,283,976
Accretion of redeemable common stock to redemption value				(2,688,399)					(2,688,399)
Excise tax on redemption of Class A common stock				(583,520)					(583,520)
Net loss				(54,322)					(54,322)
Balance at Dec. 31, 2023	$ 228			(9,266,105)					(9,265,877)
Balance (in Shares) at Dec. 31, 2023	2,283,976
Accretion of redeemable common stock to redemption value				(189,223)					(189,223)
Net loss				(70,160)					(70,160)
Balance at Mar. 31, 2024	$ 228		$ (149,906)	(9,525,488)	$ 100	$ 1,100,003		$ 950,197	(9,525,260)
Balance (in Shares) at Mar. 31, 2024	2,283,976				1,000,000	1,100,003
Balance at Dec. 31, 2023	$ 228			(9,266,105)					(9,265,877)
Balance (in Shares) at Dec. 31, 2023	2,283,976
Accretion of redeemable common stock to redemption value				(514,400)					(514,400)
Excise tax on redemption of Class A common stock				(122,061)					$ (122,061)
Issuance of member units (in Shares)									109,436,178
Net loss				(899,927)					$ (899,927)
Balance at Dec. 31, 2024	$ 228		(58,961,582)	(10,802,493)	$ 100	$ 9,587,352		(49,374,130)	(10,802,265)
Balance (in Shares) at Dec. 31, 2024	2,283,976				1,000,000	35,230,021
Balance at Feb. 07, 2024
Balance (in Shares) at Feb. 07, 2024
Issuance of member units					$ 100			100
Issuance of member units (in Shares)					1,000,000
Issuance of convertible preferred units						$ 1,100,003		1,100,003
Issuance of convertible preferred units (in Shares)						1,100,003
Net loss			(149,906)					(149,906)
Balance at Mar. 31, 2024	$ 228		(149,906)	(9,525,488)	$ 100	$ 1,100,003		950,197	(9,525,260)
Balance (in Shares) at Mar. 31, 2024	2,283,976				1,000,000	1,100,003
Balance at Feb. 07, 2024
Balance (in Shares) at Feb. 07, 2024
Issuance of member units					$ 100			100
Issuance of member units (in Shares)					1,000,000
Issuance of convertible preferred units						$ 9,587,352		9,587,352
Issuance of convertible preferred units (in Shares)						35,230,021
Net loss			(58,961,582)					(58,961,582)
Balance at Dec. 31, 2024	$ 228		(58,961,582)	(10,802,493)	$ 100	$ 9,587,352		(49,374,130)	(10,802,265)
Balance (in Shares) at Dec. 31, 2024	2,283,976				1,000,000	35,230,021
Accretion of redeemable common stock to redemption value				(38,999)					(38,999)
Issuance of convertible preferred units						$ 2,750,000	(1,500,000)	1,250,000
Issuance of convertible preferred units (in Shares)						7,050,000
Net loss			(18,009,527)	(520,441)				(18,009,527)	(520,441)
Balance at Mar. 31, 2025	$ 228		$ (76,971,109)	$ (11,361,933)	$ 100	$ 12,337,352	$ (1,500,000)	$ (66,133,657)	$ (11,361,705)
Balance (in Shares) at Mar. 31, 2025	2,283,976				1,000,000	42,280,021